Debt And Interest Expense Schedule of early redemption prices of long-term debt instruments (Detail) (Senior Notes, 4.875% Senior Notes Due 2021)	Sep. 29, 2013
2016
Debt Instrument [Line Items]
Redemption prices, percent of outstanding principal	103.656%
2017
Debt Instrument [Line Items]
Redemption prices, percent of outstanding principal	102.438%
2018
Debt Instrument [Line Items]
Redemption prices, percent of outstanding principal	101.219%
2019 and thereafter
Debt Instrument [Line Items]
Redemption prices, percent of outstanding principal	100.00%